Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short term investments
Short-term investments	$ 199,546	$ 96,011
Bank deposits maturing over three months
Short term investments
Short-term investments	$ 199,546	$ 96,011
Bank deposits maturing over three months | Weighted average
Short term investments
Effective interest rate (in percentage)	1.06%	2.65%
Bank deposits maturing over three months | Minimum
Short term investments
Bank deposit maturity period (in days)	91 days	91 days
Bank deposits maturing over three months | Maximum
Short term investments
Bank deposit maturity period (in days)	180 days	129 days
US$ | Bank deposits maturing over three months
Short term investments
Short-term investments	$ 187,961	$ 73,986
RMB | Bank deposits maturing over three months
Short term investments
Short-term investments	612
Hong Kong dollar ("HK$") | Bank deposits maturing over three months
Short term investments
Short-term investments	$ 10,973	$ 22,025